Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

17.	Related Party Transactions
The following table summarizes our transactions with related parties for the three and six months ended June 30, 2021, and 2022:

	Three months ended June 30,		Six months ended June 30,
	2021	2022	2021	2022

	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$—	$(18)	$—	$(36)
Ocean Yield Malta Limited	(315)	(370)	(623)	(654)
Ultrabulk A/S ( Ultranav Business Support ApS)	—	(54)	—	(303)
Naviera Ultranav Limitada	—	—	—	(15)
Norton Lilly International Inc.	—	(130)	—	(130)

Total	$(315)	(572)	$(623)	(1,138)

The following table sets out the balances due from related parties as of December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$8,450	$11,895
Unigas Pool	8,049	5,393
Dan Unity	109	18
Naviera Ultranav Limitada	128	—

Total	$16,736	$17,306

The following table sets out the balances due to related parties as of December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$55,074	$51,869
Naviera Ultranav Limitada	27	150

Total	$55,101	$52,019

Naviera Ultranav Limitada: In August 2021, in connection with Ultragas Transaction, we issued 21,202,671 new shares of our common stock, representing an approximate 27.5% ownership interest in us, to subsidiaries of Naviera Ultranav Limitada (“Ultranav”). As of June 30, 2022, Ultranav remained a 27.5% shareholder and was one of our principal shareholders. They may exert considerable influence on the outcome of matters on which our shareholders are entitled to vote, including the election of our directors to our board of directors and other significant corporate actions.
Ultranav Business Support ApS: On August 4, 2021, in connection with the Ultragas Transaction, we entered into a Transitional Services Agreement (“TSA”) with Ultranav Business Support ApS (“UBS”) to provide back office services, such as accounting and payroll, IT, treasury, financial controlling, tax and compliance, communications and CSR,
HR
, administrative and branding. The company pays UBS a fee for services provided of $173,659 per month.